Income Tax - Summary Of Income Tax Provision (Detail) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Federal
Current			$ 10,070
Deferred			(335,155)
State
Current			0
Deferred			0
Change in valuation allowance			335,155
Income tax provision	$ 0	$ 0	$ 10,070